Other capital reserve (Tables)	12 Months Ended
Mar. 31, 2020
Other capital reserve
Schedule of changes in other capital reserves

	Share-based	Equity
	payments	Instruments	Warrant	Total
March 31, 2018	809,365	341	23,258	832,964
Share-based payments expense during the year	295,680	—	—	295,680
Exercised during the year	(376,339)	—	—	(376,339)
Forfeited during the year	(13,447)	—	—	(13,447)
Expired during the year	(2,870)	—	—	(2,870)
March 31, 2019	712,389	341	23,258	735,988
Share-based payments expense during the year	11,536	—	—	11,536
Exercised during the year	(5,050)	—	—	(5,050)
Forfeited during the year	(6,401)	—	—	(6,401)
Expired during the year	(46,778)	—	—	(46,778)
March 31, 2020	665,696	341	23,258	689,295

2006 Share Plan and 2006 India Share Plan
Other capital reserve
Summary of changes in share options outstanding

	March 31,
	2019		2020
		Weighted		Weighted
		average EP		average EP
	No. of shares	per share	No. of shares	per share
Number of options outstanding at the beginning of the year	657,130	287.05	652,580	304.92
Granted during the year	—	—	—	—
Forfeited during the year	1,785	348.84	193,668	380.26
Expired during the year	2,581	270.10	—	—
Exercised during the year	184	300.11	—	—
Number of options outstanding at the end of the year	652,580	304.92	458,912	328.12
Vested/exercisable	652,580	304.92	458,912	328.12

Summary of changes in RSUs outstanding

	March 31,
	2019	2020
	No. of shares	No. of shares
Number of RSU’s outstanding at the beginning of the year	719,575	—
Granted during the year	—	—
Forfeited during the year	372	—
Expired during the year	738	—
Vested during the year	718,465	—

Vested/exercisable and not exercised	643,147	643,147

2016 Stock Option and Incentive Plan
Other capital reserve
Summary of changes in share options outstanding

	March 31, 2019		March 31, 2020
				Weighted
		Weighted		average
		average EP		EP per
	No. of shares*	per share	No. of shares*	share
Number of options outstanding at the beginning of the year	337,749	591.99	312,629	601.01
Granted during the year	29,269	406.10	—	—
Forfeited during the year	54,389	668.82	77,382	698.21
Number of options outstanding at the end of the year	312,629	601.01	235,247	640.98
Vested/exercisable	127,705	590.06	197,113	621.71

Summary of inputs used to calculate fair value of options

March 31, 2019
Weighted average Fair value of ordinary share at the measurement date (USD)	5.67
Risk–free interest rate (%)	2.76% - 2.80%
Expected volatility (%)	38.63% - 40.64%
Expected life of share options in year	2.27 - 4.98
Dividend Yield	0.00%
Model used	Black-Scholes

Summary of changes in RSUs outstanding

	March 31, 2019	March 31, 2020
	No. of shares	No. of shares
Number of RSU’s outstanding at the beginning of the year	547,390	280,886
Granted during the year	—	—
Forfeited during the year	13,124	—
Expired during the year	3,645	751
Vested during the year	249,735	8,355
Number of RSU’s outstanding at the end of the year	280,886	271,780
Vested/exercisable and not exercised	263,115	263,115